Fair Value Measurement - Assets and liabilities measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Debt investments accounted for at fair value	¥ 17,521
Recurring
Assets
Short-term investments	840,938	¥ 538,816
Debt investments accounted for at fair value	17,521
Recurring | Level 2
Assets
Short-term investments	840,938	¥ 538,816
Recurring | Level 3
Assets
Debt investments accounted for at fair value	¥ 17,521